Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Tax Reconciliation Not Required
Federal income tax rate	21.00%	21.00%
Maryland rate percentage	8.25%
Federal net operating loss (in Dollars)	$ 22,236,580	$ 16,269,893
Carryforward expire in tax (in Dollars)	$ 292,144